UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2012

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.4%
Alabama - 3.2%
Huntsville, AL, Health Care Authority, TECP	0.230%	1/4/13	$10,985,000	$10,985,000
Huntsville, AL, Health Care Authority, TECP	0.220%	1/9/13	5,400,000	5,400,000
Huntsville, AL, Health Care Authority, TECP	0.220%	2/11/13	10,125,000	10,125,000

Total Alabama				26,510,000

Alaska - 2.0%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.150%	4/1/29	16,635,000	16,635,000	(a)(b)

Arizona - 0.4%
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.220%	7/1/33	3,045,000	3,045,000	(a)(b)

California - 8.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.160%	10/1/34	1,265,000	1,265,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.130%	8/1/38	100,000	100,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.220%	1/1/37	3,700,000	3,700,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.270%	5/15/35	2,360,000	2,360,000	(a)(b)
Antelope Valley, CA, Community College District, GO, TRAN	2.000%	10/15/13	3,000,000	3,040,831
California EFA Revenue, Stanford University	0.130%	10/1/17	100,000	100,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.130%	9/1/38	2,000,000	2,000,000	(a)(b)
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.180%	7/1/16	3,700,000	3,700,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC-Comercia Bank	0.180%	9/1/34	700,000	700,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.130%	12/1/16	2,650,000	2,650,000	(a)(b)
California MFA Revenue:
Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.130%	8/1/20	1,900,000	1,900,000	(a)(b)
Trinity School, LOC-Comerica Bank	0.220%	6/1/37	2,255,000	2,255,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.150%	4/1/36	2,300,000	2,300,000	(a)(b)
Kaiser Permanente	0.150%	4/1/38	6,700,000	6,700,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.160%	12/1/37	710,000	710,000	(a)(b)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	3,900,000	3,905,202
Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.140%	7/1/30	3,980,000	3,980,000	(a)(b)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.140%	7/1/35	2,000,000	2,000,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.130%	9/1/51	200,000	200,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.120%	7/1/35	17,700,000	17,700,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	$2,500,000	$2,512,065
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.210%	12/14/12	2,700,000	2,700,000
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.180%	4/1/39	515,000	515,000	(a)(b)

Total California				66,993,098

Colorado - 0.8%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.180%	12/1/15	1,735,000	1,735,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.170%	7/1/27	143,000	143,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.180%	10/1/30	2,760,000	2,760,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Oaks Christian School Project, LOC-U.S. Bank N.A.	0.220%	5/1/33	450,000	450,000	(a)(b)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	1,365,000	1,365,000

Total Colorado				6,453,000

Connecticut - 0.6%
Connecticut State HEFA Revenue, St. Joseph College, LOC-Sovereign Bank FSB & Bank of NY Mellon	0.150%	7/1/38	2,325,000	2,325,000	(a)(b)
Easton, CT, GO, BAN	1.000%	7/3/13	1,248,000	1,253,562
Killingly, CT, GO, BAN	1.500%	5/1/13	1,200,000	1,206,007
Salem, CT, GO, BAN	1.000%	7/9/13	350,000	350,830

Total Connecticut				5,135,399

Delaware - 0.3%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.160%	5/15/37	2,700,000	2,700,000	(a)(b)

District of Columbia - 1.9%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.180%	12/1/37	5,465,000	5,465,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.180%	10/1/37	4,505,000	4,505,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.180%	2/1/48	5,900,000	5,900,000	(a)(b)

Total District of Columbia				15,870,000

Florida - 2.6%
Florida State Board of Education Public Education, GO:
Capital Outlay	3.000%	6/1/13	1,465,000	1,485,172
Capital Outlay	5.000%	6/1/13	400,000	409,332
Capital Outlay	5.000%	6/1/13	200,000	204,687
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	685,000	704,764
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.180%	10/1/42	5,070,000	5,070,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.150%	11/15/26	2,000,000	2,000,000	(a)(b)
Adventist Health System	0.140%	11/15/32	2,000,000	2,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.160%	11/15/32	$3,815,000	$3,815,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.180%	6/1/25	1,700,000	1,700,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/13	300,000	311,829
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.280%	7/1/37	3,395,000	3,395,000	(a)(b)

Total Florida				21,095,784

Georgia - 1.7%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.170%	10/1/33	4,000,000	4,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.180%	7/1/22	550,000	550,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, TD Bank N.A.	0.190%	11/15/33	2,730,000	2,730,000	(a)(b)
Georgia State Road & Tollway Authority Revenue	4.000%	3/1/13	200,000	201,816
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.170%	7/1/25	1,350,000	1,350,000	(a)(b)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.180%	11/1/23	2,215,000	2,215,000	(a)(b)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.180%	11/1/39	2,550,000	2,550,000	(a)(b)

Total Georgia				13,596,816

Illinois - 8.3%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.220%	1/1/27	2,000,000	2,000,000	(a)(b)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.170%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.200%	1/1/19	18,725,000	18,725,000	(a)(b)
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.200%	11/1/30	700,000	700,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.200%	2/1/35	2,980,000	2,980,000	(a)(b)
Cook County, IL, School District No. 25, Arlington Heights, GO	5.000%	12/1/12	350,000	350,000
Illinois EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.160%	4/1/31	1,000,000	1,000,000	(a)(b)
Illinois Finance Authority Revenue:
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.180%	1/1/48	2,910,000	2,910,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.280%	2/1/34	6,450,000	6,450,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.170%	10/1/30	6,725,000	6,725,000	(a)(b)
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.170%	8/15/35	1,515,000	1,515,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.180%	10/1/37	10,000,000	10,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.200%	5/1/36	$4,605,000	$4,605,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.200%	10/1/39	1,600,000	1,600,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC - PNC Bank N.A.	0.170%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	725,000	731,600

Total Illinois				67,741,600

Indiana - 3.6%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	6,010,000	6,010,000
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.160%	6/1/40	5,900,000	5,900,000	(a)(b)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.280%	2/1/23	3,130,000	3,130,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/37	1,000,000	1,000,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/39	4,100,000	4,100,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.170%	4/15/39	4,685,000	4,685,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.160%	5/1/34	2,815,000	2,815,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.130%	3/1/40	1,500,000	1,500,000	(a)(b)

Total Indiana				29,140,000

Iowa - 0.1%
Cedar Rapids, IA, GO	2.000%	6/1/13	150,000	151,289
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.180%	2/15/35	500,000	500,000	(a)(b)

Total Iowa				651,289

Kansas - 0.6%
Topeka, KS, GO, Notes	1.000%	10/1/13	4,635,000	4,649,491

Kentucky - 2.9%
Berea, KY, Educational Facilities Revenue	0.190%	6/1/29	100,000	100,000	(a)(b)
Berea, KY, Educational Facilities Revenue, Berea College Project	0.190%	6/1/32	7,100,000	7,100,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.170%	4/1/36	3,670,000	3,670,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.180%	8/15/38	10,700,000	10,700,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.160%	7/1/38	2,200,000	2,200,000	(a)(b)

Total Kentucky				23,770,000

Louisiana - 5.0%
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.160%	9/2/33	7,195,000	7,195,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.160%	9/2/39	12,255,000	12,255,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.180%	12/1/40	$19,200,000	$19,200,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.280%	7/1/38	1,900,000	1,900,000	(a)(b)

Total Louisiana				40,550,000

Maine - 0.5%
Maine State Turnpike Authority Revenue, AMBAC	5.000%	7/1/13	3,600,000	3,698,562	(c)

Maryland - 1.0%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.150%	7/1/41	3,900,000	3,900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.150%	7/1/36	2,250,000	2,250,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.180%	11/1/29	2,100,000	2,100,000	(a)(b)

Total Maryland				8,250,000

Massachusetts - 2.8%
Arlington, MA, GO, BAN	1.000%	11/15/13	826,329	832,127
Haverhill, MA, GO, Anticipation Notes	1.500%	12/14/12	1,000,000	1,000,245
Lawrence, MA, GO:
BAN	1.250%	9/1/13	4,000,000	4,016,560
BAN	1.000%	12/1/13	5,200,000	5,217,420	(d)
Malden, MA, GO, BAN	1.000%	12/20/12	3,675,000	3,676,227
Massachusetts State DFA Revenue:
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.150%	7/1/46	4,400,000	4,400,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.180%	10/1/33	2,105,000	2,105,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.150%	12/1/24	1,900,000	1,900,000	(a)(b)

Total Massachusetts				23,147,579

Michigan - 0.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.160%	1/1/26	2,500,000	2,500,000	(a)(b)

Mississippi - 0.0%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A. Inc.	0.170%	11/1/35	250,000	250,000	(a)(b)

Missouri - 2.7%
Missouri State HEFA Revenue:
BJC Health Systems	0.150%	5/15/38	13,800,000	13,800,000	(a)(b)
BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.180%	5/15/34	7,200,000	7,200,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.230%	2/1/33	1,100,000	1,100,000	(a)(b)

Total Missouri				22,100,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montana - 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.180%	12/1/35	$2,000,000	$2,000,000	(a)(b)

New Hampshire - 0.3%
New Hampshire State HEFA Revenue, University System	0.190%	7/1/33	2,600,000	2,600,000	(a)(b)

New Jersey - 6.0%
Bergen County, NJ, Improvement Authority, Governmental Loan Revenue, County GTD	4.000%	2/15/13	285,000	287,139
Cedar Grove Township, NJ, School District, GO, Promissory Notes, School Board Reserve Fund	1.000%	9/18/13	1,303,000	1,306,270
Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional Facility Project	2.000%	10/1/13	500,000	505,964
Garfield, NJ, GO:
BAN	1.250%	12/7/12	1,500,000	1,500,062
BAN	1.000%	12/6/13	3,695,000	3,707,785	(d)
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,205,000	1,210,404
Highland Park, NJ, School District, GO, School Board Reserve Fund	2.000%	3/1/13	25,000	25,085
Hudson County, NJ, Improvement Authority Revenue:
BAN	1.500%	8/7/13	5,200,000	5,227,940
County Guaranteed Notes	1.125%	12/20/13	1,444,000	1,452,967	(d)
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	3,574,677	3,575,124
Tax Notes	1.250%	12/14/12	1,455,590	1,455,772
Temporary Notes	1.250%	12/14/12	2,270,000	2,270,284
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.150%	10/1/22	700,000	700,000	(a)(b)
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-TD Bank N.A.	0.140%	7/1/43	200,000	200,000	(a)(b)
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	175,000	177,783
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.150%	7/1/32	5,600,000	5,600,000	(a)(b)
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	350,000	353,045
Parsippany-Troy Hills Township, NJ, GO, BAN	0.750%	10/4/13	4,025,000	4,041,749
Ringwood Boro, NJ, GO, Notes	1.250%	11/1/13	1,465,292	1,474,997
River Vale, NJ, GO, BAN	1.000%	1/11/13	6,100,000	6,102,712
South Orange Village Township, NJ, GO:
BAN	1.500%	1/30/13	2,801,000	2,805,213
BAN	2.000%	1/30/13	2,050,000	2,054,857
Stafford Township, NJ, GO	2.000%	1/15/13	100,000	100,146
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	1,046,000	1,048,104
Teaneck Township, NJ, Board of Education, GO, School Energy Savings, School Board Reserve Fund	2.000%	4/1/13	135,000	135,569
Verona Township, NJ, GO, BAN	1.000%	12/14/12	1,316,000	1,316,181

Total New Jersey				48,635,152

New York - 9.2%
Babylon, NY, GO, BAN	2.000%	9/1/13	4,500,000	4,556,787

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Bronxville, NY, Union Free School District, GO, BAN	1.000%	9/20/13	$1,490,000	$1,498,517
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	2,000,000	2,008,681
Columbia County, NY, GO, BAN	1.000%	5/14/13	2,203,200	2,207,669
Cortland, NY, Enlarged City School District, GO, BAN	1.000%	6/28/13	5,675,000	5,694,252
Dobbs Ferry, NY, GO, BAN	1.000%	6/3/13	1,134,240	1,136,833
Erie County, NY, Fiscal Stability Authority Revenue, BAN	1.000%	7/31/13	3,035,000	3,049,767
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	460,000	468,955
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	6,200,000	6,225,149
Islip, NY, GO, BAN	1.000%	12/14/12	515,000	515,071
Merrick, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,100,000	1,103,976
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.160%	8/1/29	6,600,000	6,600,000	(a)(b)
New York City, NY, GO, LOC-JPMorgan Chase	0.160%	8/1/17	900,000	900,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.190%	2/15/26	3,950,000	3,950,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/29	2,000,000	2,000,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/44	1,650,000	1,650,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.150%	7/1/30	760,000	760,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.150%	11/1/34	1,250,000	1,250,000	(a)(b)
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.180%	7/1/23	1,765,000	1,765,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.150%	7/1/32	500,000	500,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.160%	7/1/38	3,600,000	3,600,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	2,400,000	2,400,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.160%	7/1/28	2,070,000	2,070,000	(a)(b)
New York, NY, GO, LIQ-Bank of Nova Scotia	0.150%	8/1/20	600,000	600,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	350,000	351,005
Orchard Park Town, NY, GO, BAN	1.000%	10/24/13	2,660,000	2,673,429
Patchogue-Medford, NY, Union Free School District, GO, TAN	1.000%	6/20/13	9,500,000	9,521,677
Plainedge, NY, Union Free School District, GO, TAN	1.000%	6/27/13	1,800,000	1,806,807
Riverhead, NY, CSD, GO, BAN	1.000%	9/20/13	655,000	657,804
Valley Stream, NY, Central High School District, GO, TAN	1.000%	6/21/13	1,800,000	1,806,598
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,800,000	1,806,485

Total New York				75,134,462

North Carolina - 8.1%
Asheville, NC, Limited Obligation	3.000%	4/1/13	200,000	201,689
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.180%	2/1/26	3,270,000	3,270,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.180%	5/1/30	$1,950,000	$1,950,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.180%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.180%	4/1/29	1,740,000	1,740,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.170%	12/1/36	3,600,000	3,600,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Canterbury School Inc. Project, LOC-Branch Banking & Trust	0.180%	8/1/22	300,000	300,000	(a)(b)
Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.180%	12/1/31	9,600,000	9,600,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.180%	6/1/36	4,985,000	4,985,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.150%	7/1/29	19,900,000	19,900,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.150%	3/1/35	7,200,000	7,200,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.150%	3/1/35	3,700,000	3,700,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.150%	2/1/34	6,400,000	6,400,000	(a)(b)
Raleigh, NC, GO	4.000%	12/1/12	650,000	650,000

Total North Carolina				66,291,689

North Dakota - 0.2%
North Dakota State Building Authority Revenue, Facilities Improvement	3.000%	12/1/12	1,715,000	1,715,000

Ohio - 2.9%
Columbus, OH, GO	5.000%	7/1/13	720,000	739,737
Franklin County, OH, Hospital Revenue, Ohio Health Corp.	0.160%	11/15/41	10,200,000	10,200,000	(a)(b)
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	750,000	753,096
Montgomery County, OH, Revenue:
Miami Valley Hospital, JPMorgan Chase	0.180%	11/15/45	100,000	100,000	(a)(b)
Miami Valley Hospital, SPA-Barclays Bank PLC	0.180%	11/15/39	6,500,000	6,500,000	(a)(b)
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.290%	11/1/25	3,600,000	3,600,000	(a)(b)
Ohio State Higher Educational Facilities Revenue, Xavier University Project, LOC-U.S. Bank N.A.	0.160%	11/1/30	1,345,000	1,345,000	(a)(b)
Ohio State University Revenue	5.000%	12/1/12	570,000	570,000
Ohio State University Revenue	5.000%	12/1/12	35,000	35,000

Total Ohio				23,842,833

Oregon - 0.9%
Deschutes County, OR, Administrative School District No. 1, GO, AGM, School Board Guaranty	5.000%	6/15/13	780,000	799,646

Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.170%	10/1/34	2,680,000	2,680,000	(a)(b)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.180%	6/1/40	3,100,000	3,100,000	(a)(b)
Portland, OR, Gas Tax Revenue	2.500%	2/1/13	400,000	401,437

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	$650,000	$653,468

Total Oregon				7,634,551

Pennsylvania - 8.1%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.180%	6/1/32	6,415,000	6,415,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.160%	12/1/37	4,000,000	4,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.180%	1/1/28	1,900,000	1,900,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.170%	9/1/29	6,755,000	6,755,000	(a)(b)
Central Dauphin, PA, School District, GO	3.000%	12/1/12	1,355,000	1,355,000
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.130%	8/1/22	2,500,000	2,500,000	(a)(b)
Governor Mifflin, PA, School District, GO, LOC-PNC Bank N.A.	0.180%	4/1/29	1,500,000	1,500,000	(a)(b)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	425,000	431,342
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.190%	7/1/34	2,300,000	2,300,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.180%	11/1/26	5,800,000	5,800,000	(a)(b)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	800,000	800,582
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.160%	8/15/24	400,000	400,000	(a)(b)
Montgomery County, PA, IDA Revenue:
LaSalle College, LOC-PNC Bank N.A.	0.160%	11/1/37	14,600,000	14,600,000	(a)(b)
Northwestern Human Services Inc., LOC-TD Bank N.A.	0.160%	6/1/33	7,300,000	7,300,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.240%	8/1/26	1,700,000	1,700,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.160%	1/1/34	1,800,000	1,800,000	(a)(b)
Pennsylvania State Higher EFA Revenue:
Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.190%	11/1/18	1,200,000	1,200,000	(a)(b)
Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.180%	5/1/37	1,600,000	1,600,000	(a)(b)
Philadelphia School District, PA, GO, LOC-TD Bank N.A.	0.150%	6/1/26	1,250,000	1,250,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.170%	11/1/29	2,640,000	2,640,000	(a)(b)

Total Pennsylvania				66,246,924

South Carolina - 1.0%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	900,000	903,756
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,100,000	1,109,133
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.140%	1/1/34	4,000,000	4,000,000	(a)(b)
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	400,000	402,801
Rock Hill, SC, Utility System Revenue, BAN	2.000%	12/14/12	350,000	350,169
South Carolina State, GO, School Facilities	5.000%	1/1/13	1,230,000	1,234,613

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - continued
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	$500,000	$505,637

Total South Carolina				8,506,109

Tennessee - 3.1%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.180%	6/1/37	1,700,000	1,700,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.180%	6/1/37	1,475,000	1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.180%	6/1/39	3,000,000	3,000,000	(a)(b)
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.180%	6/1/30	17,800,000	17,800,000	(a)(b)
Murfreesboro, TN, GO	5.000%	6/1/13	500,000	511,563
Tennessee State School Bond Authority Revenue, Higher Educational Facilities 2nd Program	3.500%	5/1/13	500,000	506,630

Total Tennessee				24,993,193

Texas - 4.9%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.180%	12/1/24	1,100,000	1,100,000	(a)(b)
Methodist Hospital	0.180%	12/1/27	3,800,000	3,800,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.180%	9/1/31	900,000	900,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	365,000	376,988
Judson, TX, ISD, GO, School Building, PSF	5.000%	2/1/13	425,000	428,306
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.190%	8/1/38	8,865,000	8,865,000	(a)(b)
San Antonio, TX, Water Revenue	3.000%	5/15/13	175,000	177,162
Texas State, GO:
Mobility Fund, Royal Bank of Canada	0.180%	4/1/30	6,250,000	6,250,000	(a)(b)
Veterans, LOC-Sumitomo Mitsui Banking	0.160%	12/1/42	1,000,000	1,000,000	(a)(b)
University of North Texas, TECP	0.230%	2/14/13	6,827,000	6,827,000
University of Texas, TX, Permanent University Fund Revenue	0.130%	7/1/38	4,000,000	4,000,000	(a)(b)
University of Texas, TX, Revenue, Financing System	0.130%	8/1/39	6,600,000	6,600,000	(a)(b)

Total Texas				40,324,456

Utah - 0.9%
Utah County, UT, Heritage Schools Project, LOC-U.S. Bank	0.180%	12/1/15	2,085,000	2,085,000	(a)(b)
Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.170%	10/1/37	5,300,000	5,300,000	(a)(b)

Total Utah				7,385,000

Virginia - 1.9%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.180%	12/1/33	3,950,000	3,950,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.180%	1/1/35	6,550,000	6,550,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Central Health, NATL, LOC-Branch Banking & Trust	0.180%	1/1/35	$1,760,000	$1,760,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.190%	11/1/36	800,000	800,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.170%	7/1/30	1,800,000	1,800,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.170%	7/1/37	100,000	100,000	(a)(b)
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	400,000	404,046

Total Virginia				15,364,046

Washington - 0.9%
Chelan County, WA, Public Utility, District No. 1, Revenue, Subordinated Notes	5.000%	7/1/13	175,000	179,756
King County, WA, GO, Limited Tax	3.000%	12/1/12	350,000	350,000
Seattle, WA, GO, Limited Tax Improvement	2.500%	3/1/13	415,000	417,282
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.170%	5/1/28	5,375,000	5,375,000	(a)(b)
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.170%	7/1/29	1,385,000	1,385,000	(a)(b)

Total Washington				7,707,038

Wisconsin - 3.1%
Kewaunee County, WI, Revenue, NANS	1.500%	4/1/13	1,350,000	1,352,351
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	435,000	441,031
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	1,800,000	1,811,698
Oshkosh, WI, Area School District Revenue, Tax & Revenue Anticipation Promissory Notes	1.000%	9/23/13	1,525,000	1,532,328
West Bend, WI, Joint School District No. 1, GO, BAN	1.250%	6/1/13	1,230,000	1,233,592	(d)
Winnebago County, WI, GO, Promissory Notes	2.000%	4/1/13	1,880,000	1,890,466
Wisconsin State HEFA Revenue:
Froedtert & Community Health, LOC-U.S. Bank N.A.	0.190%	4/1/35	12,500,000	12,500,000	(a)(b)
Hospital Sisters Services, LOC-Bank of Montreal	0.150%	8/1/40	4,500,000	4,500,000	(a)(b)

Total Wisconsin				25,261,466

Wyoming - 0.1%
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.180%	1/1/14	500,000	500,000	(a)(b)

TOTAL INVESTMENTS - 101.4% (Cost - $828,624,537#)				828,624,537
Liabilities in Excess of Other Assets - (1.4)%				(11,379,483)

TOTAL NET ASSETS - 100.0%				$817,245,054

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

Summary of Investments by Industry †

Health care	25.1%
Education	20.8
General obligation	18.3
Industrial revenue	11.1
Public Facilities	7.1
Water & sewer	6.9
Miscellaneous	3.5
Housing: multi-family	1.8
Transportation	1.7
Utilities	1.4
Finance	0.7
Power	0.5
Pollution control	0.5
Housing: single family	0.4
Life care systems	0.2

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2012 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	47.6%
VMIG 1	28.4
SP-1	3.0
P-1	4.3
MIG 1	4.5
F1	0.1
A	0.1
AA/Aa	2.2
AAA/Aaa	1.1
NR	8.7

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$828,624,537	—	$828,624,537

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2013

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Institutional Trust – Western Asset Institutional AMT Free Municipal Money Market Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 25, 2013	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

I, Richard F. Sennett, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Institutional Trust – Western Asset Institutional AMT Free Municipal Money Market Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 25, 2013	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer